Related Party Transactions and Balances	6 Months Ended
Mar. 31, 2026
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

14. RELATED PARTY TRANSACTIONS AND BALANCES

The following is a list of related parties which the Group has transactions with during the six months ended March 31, 2025 and 2026:

Name		Relationship
(a)	Shuang Wu	Non-controlling shareholder of Changzhou EZGO and legal representative of Jiangsu New Energy
(b)	Jianhui Ye	Chief Executive Officer, Director and a principal shareholder of the Group
(c)	Jiangsu Youdi Technology Co., Ltd.**	Equity investments with 29% shareholding before the disposal of Changzhou Youdi
(d)	Shanghai Mingli New Energy Technology Co., Ltd.	Equity investments with 40% shareholding
(e)	Jiangsu EZGO Electronic Technologies Co., Ltd. (“Jiangsu EZGO”)	Entity controlled by Mr. Jianhui Ye
(f)	Yan Fang*	A related party before the disposal of VIE. Non-controlling shareholder of Cenbird E-Motorcycle
(g)	Shandong Xingneng’an New Energy Technology Co., Ltd. *	Equity investments with 25% shareholding before the disposal of VIE
(h)	Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. *	A related party before the disposal of VIE. Yan Fang, a non-controlling shareholder of Cenbird E-motorcycle, whose family member serves as director of Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.
(i)	Jiangsu Xinzhongtian Suye Co., Ltd. *	A related party before the disposal of VIE. Yuxing Liu, the spouse of Yan Fang, serves as the executive of Jiangsu Xinzhongtian Suye Co., Ltd.
(j)	Shenzhen Star Asset Management Co., Ltd. *	A related party before the disposal of VIE. General Partner of Xinyu Star Assets Management No.1 Investing Partnership and Xinyu Star Assets Management No.2 Investing Partnership, which are two significant shareholders of the Group.
(k)	Shenzhen Star Cycling Network Technology Co., Ltd. *	Equity investments with 42% shareholding before the disposal of VIE
(l)	WORK Medical Technology Group LTD	A company Shuang Wu serves as Chief Executive Officer and Chairman of the Board of Directors

*	Related parties prior to the disposal of VIE and its subsidiaries.

**	Related parties prior to the disposal of Changzhou Youdi.

Amounts due from related parties

As of September 30, 2025 and March 31, 2026, amounts due from related parties consisted of the following:

	As of September 30, 2025	As of March 31, 2026
		(Unaudited)
Shanghai Mingli New Energy Technology Co., Ltd. (1)	$7,888,996	$8,273,918
Jiangsu Youdi Technology Co., Ltd. (2)	273,255	-
Jianhui Ye (3)	388	-
Total amount due from related parties, current	$8,162,639	$8,273,918

(1)	The balance is an interest-free loan with a maturity date of September 29, 2026.

(2)	The balance is a loan provided to Jiangsu Youdi Technology Co., Ltd. with an interest rate of 4%.

(3)	The balance is mainly advances made to the management for the Group’s daily operational purposes.

Amounts due to related parties

As of September 30, 2025 and March 31, 2026, amounts due to related parties consisted of the following:

	As of September 30, 2025	As of March 31, 2026
		(Unaudited)
Jianhui Ye (1)	$-	$99,616
Shuang Wu (1)	2,672,172	235,342
Shenzhen Star Asset Management Co., Ltd. (1)	19,000	-
WORK Medical Technology Group Ltd. (2)	-	3,022,500
Jiangsu EZGO (3)	2,499,508	2,222,681
Total amount due to related parties	5,190,680	5,580,139

(1)	The balance mainly was interest-free loans from related parties, which were due on demand.

(2)	The balance mainly represents a loan provided by WORK Medical Technology Group LTD with an interest rate of 3% and will be matured on December, 2026.

(3)	The balance was a loan of RMB 55.6 million ($8.1 million) provided by Jiangsu EZGO, with an annual interest rate of 4% and partially offset by a loan of RMB 40.0 million ($5.8 million) provided to EZGO, with annual interest rate of 5%, and will be matured on August 2026.
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Related party transactions

For the six months ended March 31, 2025 and 2026, the Group had the following material related party transactions:

Related Parties	Nature	Six months ended March 31,
		2025	2026
		(Unaudited)	(Unaudited)
Inventory purchased from related parties
Jiangsu Xinzhongtian Suye Co., Ltd.	Purchase of e-bicycles	$1,323,097	$-
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.	Purchase of e-bicycles	966,506	-
Total inventory purchased from related parties		2,289,603	-
Less: inventory purchased from related parties from discontinued operation		(2,289,603)	-
Inventory purchased from continuing operations		$-	$-

Loans to related parties
Shanghai Mingli New Energy Technology Co., Ltd.	Loan to a related party	$2,904,243	$-
Shanghai Mingli New Energy Technology Co., Ltd.	Imputed interest on related party loan	84,342	130,132
Shandong Xingneng’an New Energy Technology Co., Ltd.	Loan to a related party	138,297	-
Shandong Xingneng’an New Energy Technology Co., Ltd.	Interest receivable from a related party	35,811	-
Shenzhen Star Cycling Network Technology Co., Ltd.	Interest receivable from a related party	12,238	-
Jiangsu Youdi Technology Co., Ltd.	Interest receivable from a related party	10,607	-
Jiangsu Youdi Technology Co., Ltd.	Loan to a related party	1,203	-
Total loans to related parties		3,186,741	130,132
Less: loans to related parties from discontinued operation		(12,238)	-
Loans to related parties from continuing operations		$3,174,503	$130,132

Collection of loan to a related party
Shandong Xingneng’an New Energy Technology Co., Ltd.	Collection of loan to a related party	$691,486	$-
Jiangsu EZGO	Collection of loan to a related party	-	3,571,253
Total collection of loan to a related party		$691,486	$3,571,253

Loans from related parties
Jiangsu Xinzhongtian Suye Co., Ltd.	Interest-free loan from a related party	$584,085	$-
Shuang Wu	Interest-free loan from a related party	389,893	486,596
Yan Fang	Interest-free loan from a related party	5,532	-
Jiangsu EZGO	Interest-free loan from a related party	-	19,055
Jianhui Ye	Interest-free loan from a related party	-	100,000
WORK Medical Technology Group Ltd.	Interest-bearing loan from a related party	-	3,000,000
Total loans from related parties		979,510	3,605,651
Less: loans from related parties from discontinued operation		(589,617)	-
Loans from related parties from continuing operations		$389,893	$3,605,651

Repayment of loans from related parties
Shuang Wu	Repayment of interest-free loans from a related party	$622,338	$3,181,131
Jiangsu Xinzhongtian Suye Co., Ltd.	Repayment of interest-free loans from a related party	553,189	-
Jiangsu EZGO	Repayment of interest-bearing loans from a related party	-	3,941,708
Total repayment of loans from related parties		1,175,527	7,122,839
Less: repayment of loans from related parties from discontinued operation		(553,189)	-
Repayment of loans from related parties from continuing operations		$622,338	$7,122,839

Others
Shuang Wu	Reimbursement for expenses paid for daily operation on behalf of the Group	$-	$272,900
WORK Medical Technology Group Ltd.	Interest payable to a related party	-	22,500
Total others		$-	$295,400